Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,481	£ 1,472
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	153	187
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,309	1,013
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2	253
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 17	£ 19